Earnings per share (Tables)	6 Months Ended
Jun. 30, 2011
Reconciliation of Basic and Diluted Weighted Average Shares Used in Computation of Earnings Per Share

The following table reconciles basic and diluted weighted average shares used in the computation of earnings per share for the quarters and six months ended June 30, 2011 and 2010:

	Quarter Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(In thousands)
Weighted average basic common shares outstanding	77,777	76,036	77,362	75,869
Effect of dilutive securities:
Employee stock options	1,033	553	1,080	565
Non-vested restricted stock	377	729	453	760

Weighted average diluted common and potential common shares outstanding	79,187	77,318	78,895	77,194